Loans And Leases (Activity In ALLL By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 6,925	$ 6,620
Addition to (reduction in) provision for loan losses		230
Charge-offs		(324)
Recoveries	45	399
Ending balance	6,970	6,925
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,647	1,380
Addition to (reduction in) provision for loan losses	335	390
Charge-offs		(123)
Recoveries	2
Ending balance	1,984	1,647
Single-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	735	691
Addition to (reduction in) provision for loan losses	157	149
Charge-offs		(147)
Recoveries	20	42
Ending balance	912	735
Multi-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	716	705
Addition to (reduction in) provision for loan losses	(56)	(132)
Charge-offs
Recoveries		143
Ending balance	660	716
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,727	2,710
Addition to (reduction in) provision for loan losses	(584)	(128)
Charge-offs
Recoveries		145
Ending balance	2,143	2,727
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	580	561
Addition to (reduction in) provision for loan losses	92	19
Charge-offs
Ending balance	672	580
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	486	474
Addition to (reduction in) provision for loan losses	88	(4)
Charge-offs		(53)
Recoveries	23	69
Ending balance	597	486
Other Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	34	99
Addition to (reduction in) provision for loan losses	(32)	(64)
Charge-offs		(1)
Ending balance	$ 2	$ 34